AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2020

REGISTRATION NOS. 033-75340

811-08360

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 106	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 107	[X]

Guinness Atkinson Funds

(Exact Name of Registrant as Specified in Charter)

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code: (626) 628-2787

James J. Atkinson, President

Guinness Atkinson Funds

225 South Lake Avenue, Suite 216

Pasadena, California 91101

(Name and Address of Agent for Service)

Please send copies of communication to:

Alexandra K. Alberstadt, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on August 12, 2020, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 93 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on October 16, 2019 for the purpose of creating the new series, SmartETFs Marketing Technology ETF. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 93 to the Registrant’s Registration Statement filed on October 16, 2019. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 10th day of July, 2020.

GUINNESS ATKINSON FUNDS

By: /s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/James Atkinson	President and Principal Executive Officer	July 10, 2020
James Atkinson

/s/J.I. Fordwood*	Trustee	July 10, 2020
J.I. Fordwood

/s/Timothy Guinness*	Trustee	July 10, 2020
Timothy Guinness

/s/Bret A. Herscher*	Trustee	July 10, 2020
Bret A. Herscher

/s/Susan Penry-Williams*	Trustee	July 10, 2020
Susan Penry-Williams

/s/J. Brooks Reece, Jr.*	Trustee and Chairman	July 10, 2020
J. Brooks Reece, Jr.

/s/ Rita Dam	Treasurer and Principal Financial Officer	July 10, 2020
Rita Dam

*By: /s/Rita Dam
Rita Dam Attorney-in-Fact